Income Taxes (Details 1) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Current income tax
Foreign	$ 4,328	$ 1,900	$ 9,257	$ 4,416	$ 9,453	$ 4,183
Deferred income tax
Foreign	(697)	363	(854)	818	(915)	4,513
Total Provision for Income tax	$ 3,631	$ 2,263	$ 8,403	$ 5,234	$ 8,538	$ 8,696